Contingent Consideration - Disclosure of Contingent Consideration (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Contingent consideration [abstract]
Opening balance	$ 1,762,656	$ 4,975,159
Change in fair value	936,354	(3,212,503)
Closing balance	$ 2,699,010	$ 1,762,656